Summary of financial information of consolidated subsidiaries (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Korea Hydro & Nuclear Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		₩ 55,792,704	₩ 55,011,096
Total liabilities		30,484,104	29,252,816
Sales		8,858,717	9,415,751
Profit (loss) for the period		(137,613)	854,346
Korea South-East Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		9,997,758	9,879,577
Total liabilities		4,948,553	4,844,184
Sales		5,521,038	5,387,846
Profit (loss) for the period		25,736	130,371
Korea Midland Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		10,839,218	9,893,822
Total liabilities		7,088,013	6,148,173
Sales		4,368,467	4,167,009
Profit (loss) for the period		(38,142)	104,591
Korea Western Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		9,902,752	9,660,426
Total liabilities		5,965,410	5,739,534
Sales		4,841,261	4,199,079
Profit (loss) for the period		(28,157)	110,939
Korea Southern Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		9,810,985	9,648,741
Total liabilities		5,463,721	5,401,216
Sales		5,539,793	4,397,552
Profit (loss) for the period		55,439	98,817
Korea East-West Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		8,744,380	8,855,518
Total liabilities		4,092,460	4,204,187
Sales		4,933,525	4,644,330
Profit (loss) for the period		3,345	217,599
KEPCO Engineering & Construction Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		771,480	762,166
Total liabilities		310,100	305,134
Sales		433,701	490,193
Profit (loss) for the period		12,937	21,222
KEPCO Plant Service & Engineering
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,275,365	1,195,086
Total liabilities		296,428	294,689
Sales		1,239,604	1,232,113
Profit (loss) for the period		160,791	135,482
KEPCO Nuclear Fuel
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		817,416	792,187
Total liabilities		434,439	421,088
Sales		230,667	279,664
Profit (loss) for the period		15,835	4,557
KEPCO KDN
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		566,807	524,520
Total liabilities		159,423	155,715
Sales		622,154	619,470
Profit (loss) for the period		60,016	48,968
Garolim Tidal Power Plant
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		608	619
Total liabilities		345	345
Sales		0	0
Profit (loss) for the period		(11)	(12)
KEPCO International HongKong
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		140,101	153,529
Total liabilities		1	1
Sales		0	0
Profit (loss) for the period		3,307	4,380
KEPCO International Philippines
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		107,948	102,323
Total liabilities		1,475	886
Sales		0	0
Profit (loss) for the period		52,539	47,201
KEPCO Gansu International
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		12,047	11,567
Total liabilities		515	493
Sales		0	0
Profit (loss) for the period		(24)	(29)
KEPCO Philippines Holdings
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		188,551	127,922
Total liabilities		9,775	2,621
Sales		0	0
Profit (loss) for the period		53,219	43,218
KEPCO Philippines Corporation
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		6,394	6,293
Total liabilities		213	114
Sales		0	0
Profit (loss) for the period		54	2,098
KEPCO Ilijan Corporation
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		431,444	474,624
Total liabilities		53,413	57,801
Sales		99,844	109,183
Profit (loss) for the period		49,631	66,320
KEPCO Lebanon SARL
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,509	1,069
Total liabilities		9,686	9,281
Sales		0	0
Profit (loss) for the period		413	(219)
KEPCO Neimenggu International
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		194,336	165,937
Total liabilities		0	0
Sales		0	0
Profit (loss) for the period		20,829	500
KEPCO Shanxi International
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		519,991	497,990
Total liabilities		201,732	193,309
Sales		0	0
Profit (loss) for the period		290	3,796
KOMIPO Global Pte
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		250,456	225,411
Total liabilities		961	1,497
Sales		0	0
Profit (loss) for the period		11,478	21,858
KEPCO Canada Energy
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets			132
Total liabilities			22
Profit (loss) for the period			(32)
KEPCO Netherlands B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		130,460	114,911
Total liabilities		77	49
Sales		0	0
Profit (loss) for the period		26,550	17,309
KOREA Imouraren Uranium Investment Corp.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		63,517	151,278
Total liabilities		171	131
Sales		0	0
Profit (loss) for the period		(89,852)	1,490
KEPCO Australia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		439,719	466,654
Total liabilities		14	569
Sales		0	0
Profit (loss) for the period		49	(568)
KOSEP Australia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		37,057	27,076
Total liabilities		2,832	333
Sales		20,294	12,096
Profit (loss) for the period		7,315	1,601
KOMIPO Australia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		39,066	31,441
Total liabilities		4,659	4,691
Sales		20,294	12,096
Profit (loss) for the period		7,193	1,133
KOWEPO Australia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		39,341	31,586
Total liabilities		4,702	4,691
Sales		20,294	12,096
Profit (loss) for the period		7,316	1,232
KOSPO Australia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		36,525	29,472
Total liabilities		3,585	4,221
Sales		20,294	12,096
Profit (loss) for the period		9,520	(2,759)
KEPCO Middle East Holding Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		101,201	95,812
Total liabilities		92,862	90,842
Sales		0	0
Profit (loss) for the period		3,043	2,913
Qatrana Electric Power Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		484,383	460,206
Total liabilities		326,486	327,401
Sales		18,766	18,892
Profit (loss) for the period		21,170	23,310
KHNP Canada Energy
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		49,776	51,994
Total liabilities		35	31
Sales		0	0
Profit (loss) for the period		(26)	(92)
KEPCO Bylong Australia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		254,398	242,364
Total liabilities		315,921	277,549
Sales		0	0
Profit (loss) for the period		(29,573)	20,271
Korea Waterbury Uranium Limited Partnership
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		20,890	20,886
Total liabilities		142	136
Sales		0	0
Profit (loss) for the period		(74)	(59)
Korea Electric Power Nigeria
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		112	238
Total liabilities		39	76
Sales		727	2,164
Profit (loss) for the period		(93)	29
KEPCO Holdings de Mexico
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		248	235
Total liabilities		57	30
Sales		0	0
Profit (loss) for the period		(11)	(20)
KST Electric Power Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		535,807	546,242
Total liabilities		457,867	478,230
Sales		109,735	120,126
Profit (loss) for the period		10,274	16,154
KEPCO Energy Service Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,940	1,793
Total liabilities		1,454	451
Sales		5,117	6,773
Profit (loss) for the period		(232)	976
KEPCO Netherlands S3 B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		46,642	46,642
Total liabilities		53	53
Sales		0	0
Profit (loss) for the period		2,382	2,382
PT. KOMIPO Pembangkitan Jawa Bali
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		11,405	11,261
Total liabilities		5,472	4,769
Sales		20,320	20,956
Profit (loss) for the period		3,925	4,666
PT. Cirebon Power Service
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,588	2,808
Total liabilities		273	155
Sales		7,228	7,439
Profit (loss) for the period		177	592
KOWEPO International Corporation
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		0	0
Total liabilities		8	8
Sales		0	0
Profit (loss) for the period		0	(2)
KOSPO Jordan
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		16,315	24,077
Total liabilities		3,432	13,594
Sales		34,371	7,331
Profit (loss) for the period		1,907	953
EWP Philippines Corporation
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,684	1,708
Total liabilities		829	836
Sales		0	0
Profit (loss) for the period		(11)	(17)
EWP America
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	[1]	72,525	79,854
Total liabilities	[1]	4,903	67,308
Sales	[1]	29,557	23,543
Profit (loss) for the period	[1]	(4,483)	(9,737)
KNF Canada Energy Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,801	1,884
Total liabilities		20	31
Sales		0	0
Profit (loss) for the period		(45)	(43)
PT KEPCO Resource Indonesia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets			491
Total liabilities			0
Sales			0
Profit (loss) for the period			(311)
EWP Barbados 1 SRL
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		268,033	235,096
Total liabilities		1,581	450
Sales		688	0
Profit (loss) for the period		11,221	(2,585)
Gyeonggi Green Energy
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		293,812	282,408
Total liabilities		185,043	199,160
Sales		96,442	95,192
Profit (loss) for the period		25,121	3,203
PT. Tanggamus Electric Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		216,321	179,317
Total liabilities		187,502	160,144
Sales		26,832	34,281
Profit (loss) for the period		9,338	4,640
Gyeongju Wind Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		122,303	112,279
Total liabilities		83,348	82,124
Sales		21,906	7,219
Profit (loss) for the period		8,803	2,400
KOMIPO America
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		10,092	10,505
Total liabilities		572	521
Sales		0	0
Profit (loss) for the period		(885)	2,071
KOSEP USA INC.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1	184
Total liabilities		4,857	9,065
Sales		0	0
Profit (loss) for the period		4,341	26,997
PT. EWP Indonesia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		7,444	2,035
Total liabilities		14	23
Sales		0	0
Profit (loss) for the period		3,138	1,916
KEPCO Netherlands J3 B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		115,978	122,612
Total liabilities		77	76
Sales		0	0
Profit (loss) for the period		(104)	12,115
Korea Offshore Wind Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		216,114	190,195
Total liabilities		36,377	1,985
Sales		0	0
Profit (loss) for the period		(8,473)	(6,997)
Global One Pioneer B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		162	151
Total liabilities		87	38
Sales		0	0
Profit (loss) for the period		(113)	(80)
Global Energy Pioneer B.V.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		325	309
Total liabilities		74	41
Sales		0	0
Profit (loss) for the period		(102)	(87)
Mira Power Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		277,525	208,150
Total liabilities		213,104	163,198
Sales		0	0
Profit (loss) for the period		(980)	737
KOSEP Material
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		2,862	2,751
Total liabilities		1,249	1,448
Sales		3,240	3,128
Profit (loss) for the period		377	320
Commerce and Industry Energy
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		92,872	99,129
Total liabilities		88,009	87,926
Sales		27,937	30,577
Profit (loss) for the period		(6,091)	(749)
KEPCO Singapore Holdings Pte.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		582	3,265
Total liabilities		9	4
Sales		0	0
Profit (loss) for the period		(31)	(24)
KOWEPO India Private Limited
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets			781
Total liabilities			0
Sales			0
Profit (loss) for the period			(46)
KEPCO KPS Philippines Corp.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		7,501	6,636
Total liabilities		358	235
Sales		4,815	6,840
Profit (loss) for the period		766	555
KOSPO Chile SpA
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		139,814	133,570
Total liabilities		57,502	50,109
Sales		0	0
Profit (loss) for the period		1,016	1,066
PT. KOWEPO Sumsel Operation and Maintenance Services
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,313	1,350
Total liabilities		394	279
Sales		4,343	7,651
Profit (loss) for the period		(654)	659
HeeMang Sunlight Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		10,915	6,876
Total liabilities		7,626	3,395
Sales		146	105
Profit (loss) for the period		(192)	(229)
Fujeij Wind Power Company
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		217,796	165,636
Total liabilities		212,435	156,099
Sales		0	0
Profit (loss) for the period		(1,033)	8,836
KOSPO Youngnam Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		413,472	412,785
Total liabilities		325,589	333,302
Sales		369,669	68,973
Profit (loss) for the period		8,155	939
HI Carbon Professional Private Special Asset Investment Trust 1
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		3,002	3,002
Total liabilities		0	0
Sales		0	0
Profit (loss) for the period		12	12
Chitose Solar Power Plant LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		115,505	136,098
Total liabilities		105,079	121,622
Sales		15,022	7,083
Profit (loss) for the period		872	4,100
KEPCO Energy Solution
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		304,103	313,401
Total liabilities		849	12,376
Sales		5,584	5,544
Profit (loss) for the period		2,532	1,325
Solar School Plant
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		204,282	201,482
Total liabilities		1,366	599
Sales		1,149	67
Profit (loss) for the period		2,033	874
KOSPO Power Services Limitada
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		3,045	3,901
Total liabilities		596	887
Sales		9,610	11,067
Profit (loss) for the period		1,132	666
Energy New Industry Specialized Investment Private Investment Trust
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets	[2]	66,498	506,207
Total liabilities	[2]	1,014	2,118
Sales	[2]	0	0
Profit (loss) for the period	[2]	(1,140)	52
KOEN Bylong
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		5,544	5,875
Total liabilities		26	0
Sales		0	0
Profit (loss) for the period		(10)	0
KOMIPO Bylong
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		5,544	5,875
Total liabilities		26	0
Sales		0	0
Profit (loss) for the period		(25)	0
KOWEPO Bylong
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		5,544	5,875
Total liabilities		26	0
Sales		0	0
Profit (loss) for the period		0	0
KOSPO Bylong
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		5,544	5,875
Total liabilities		26	0
Sales		0	0
Profit (loss) for the period		(25)	0
EWP Bylong
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		5,544	5,875
Total liabilities		26	0
Sales		0	0
Profit (loss) for the period		(15)	0
KOWEPO Lao International
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		3,800	3,259
Total liabilities		1,015	1,452
Sales		2,899	3,624
Profit (loss) for the period		895	1,881
KEPCO US
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		16,640	16,913
Total liabilities		0	0
Sales		0	0
Profit (loss) for the period		6	0
KEPCO Alamosa
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		32,346	33,144
Total liabilities		79	492
Sales		750	0
Profit (loss) for the period		(688)	(218)
Cogentrix Solar Services
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		64,223	84,458	[3]
Total liabilities		48,819	53,116	[3]
Sales		9,015	8,958	[3]
Profit (loss) for the period		200	(112)	[3]
KEPCO-LG CNS Mangilao Holdings
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		25,642	24,131
Total liabilities		27,197	24,395
Sales		0	0
Profit (loss) for the period		(1,144)	(278)
Mangilao Investment
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		25,641	24,131
Total liabilities		0	0
Sales		0	0
Profit (loss) for the period		0	0
KEPCO-LG CNS Mangilao Solar
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		25,406	24,002
Total liabilities		146	134
Sales		0	0
Profit (loss) for the period		(104)	(278)
Jeju Hanlim Offshore Wind Co
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		16,557	36
Total liabilities		328	0
Sales		0	0
Profit (loss) for the period		(925)	0
PT. Siborpa Eco Power
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		12,363	11,562
Total liabilities		141	214
Sales		0	0
Profit (loss) for the period		(1,771)	₩ (518)
PT. Korea Energy Indonesia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		1,183
Total liabilities		60
Sales		1,459
Profit (loss) for the period		223
KOLAT SpA
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		38,362
Total liabilities		474
Sales		585
Profit (loss) for the period		(186)
KEPCO California, LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		42,171
Total liabilities		21
Sales		0
Profit (loss) for the period		(332)
KEPCO Mojave Holdings, LLC
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		103,189
Total liabilities		65,730
Sales		0
Profit (loss) for the period		(3,959)
Incheon Fuel Cell Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		23,626
Total liabilities		415
Sales		0
Profit (loss) for the period		(201)
KOEN Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		583
Total liabilities		31
Sales		0
Profit (loss) for the period		(48)
KOMIPO Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		576
Total liabilities		17
Sales		0
Profit (loss) for the period		(41)
KOWEPO Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		750
Total liabilities		227
Sales		0
Profit (loss) for the period		(77)
KOSPO Service Co., Ltd
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		576
Total liabilities		6
Sales		0
Profit (loss) for the period		(30)
EWP Service Co., Ltd.
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		667
Total liabilities		97
Sales		0
Profit (loss) for the period		(30)
PT. KOMIPO Energy Indonesia
Disclosure - Summary of financial information of consolidated subsidiaries [Line Items]
Total assets		2,236
Total liabilities		0
Sales		0
Profit (loss) for the period		₩ 0

[1]	Financial information of EWP America Inc. includes that of six other subsidiaries, EWP Renewable Corporation, DG Fairhaven Power, LLC, DG Whitefield, LLC, Springfield Power, LLC, California Power Holdings, LLC, and EWPRC Biomass Holdings, LLC.
[2]	Financial information of Energy New Industry Specialized Investment Private Investment Trust includes that of three other subsidiaries, BSK E-New Industry Fund VII, e-New Industry LB Fund 1 and Songhyun e-New Industry Fund.
[3]	Financial information of Cogentrix Solar Services, LLC includes that of two other subsidiaries, Solar Investments I, LLC and KEPCO Solar of Alamosa, LLC (formerly, Cogentrix of Alamosa, LLC).